Document and Entity Information	Apr. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 11, 2022
Entity Registrant Name	Nuwellis, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35312
Entity Tax Identification Number	68-0533453
Entity Address, Address Line One	12988 Valley View Road
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	952
Local Phone Number	345-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001506492
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NUWE
Security Exchange Name	NASDAQ